Note 9 - Leases - Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost	$ 82,643	$ 77,394
Amortization of right-of-use assets	898	920
Interest on lease liabilities	17	19
Variable lease cost	25,297	26,030
Short term lease cost	3,662	4,712
Total lease expense	112,517	109,075
Sublease revenues	(2,844)	(3,124)
Total lease cost, net of sublease revenues	109,673	105,951
Operating leases recognized on transition to ASC 842	330,603	299,090
Right-of-use assets obtained in exchange for new operating lease obligations	91,575	36,945
Right-of-use assets obtained in exchange for new finance lease obligations	2,160	400
Operating cash flows from operating leases	(83,351)	(79,764)
Operating cash flows from finance leases	(17)	(19)
Financing cash flows from finance leases	$ (884)	(874)
Operating leases (years) (Year)	5 years 146 days
Finance leases (years) (Year)	2 years
Operating leases	3.10%
Finance leases	1.50%
Accounting Standards Update 2016-02 [Member]
Operating leases recognized on transition to ASC 842		$ 274,696